Expense Example, No Redemption (Vanguard FTSE All-World ex-US Index Fund Retail)	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	14	30
3 YEAR	45	93
5 YEAR	79	163
10 YEAR	179	368